Nature of Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Bantec, Inc. is a product and service company targeting the U.S. Government, state governments, municipalities, hospitals, universities, manufacturers and other building owners. Bantec also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., ("Howco") (collectively, the "Company") to the United States Department of Defense and Defense Logistics Agency. The Company established Bantec Sanitizing which offers sanitizing products and equipment through its new online web store bantec.store and through Bantec Sanitizing franchises. The Company has operations based in Little Falls, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships that offer us an opportunity to grow sales and profit.

On April 24, 2018 the Company amended its articles of incorporation, filed with the Delaware Secretary of State, changing the Company name from Drone USA, Inc. to Bantek, Inc., which was accepted by FINRA on February 19, 2019. Bantek, Inc. filed a change of name to Bantec, Inc. and to effect a reverse stock split (of the common stock) of 1 for 1,000 on August 6, 2019, which became effective on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effect of the reverse split.

NOTE 1 - NATURE OF OPERATIONS

Bantec, Inc. is product and service company targeting the U.S. Government, state governments, municipalities, hospitals, universities, manufacturers and other building owners. Bantec also provides product procurement, distribution, and logistics services through its wholly-owned subsidiary, Howco Distributing Co., ("Howco") (collectively, the "Company") to the United States Department of Defense and Defense Logistics Agency. The Company established Bantec Sanitizing which offers sanitizing products and equipment through its new we store bantec.store. The Company has operations based in Little Falls, New Jersey and Vancouver, Washington. The Company continues to seek strategic acquisitions and partnerships that offer us an opportunity to grow sales and profit.

On April 24, 2018 the Company amended its articles of incorporation, filed with the Delaware Secretary of State, changing the Company name from Drone USA, Inc. to Bantek, Inc., which was accepted by FINRA on February 19, 2019. Bantek, Inc. filed a change of name to Bantec, Inc. and to effect a reverse stock split (of the common stock) of 1 for 1,000 on August 6, 2019, which became effective on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented for the effect of the reverse split.